                                                              File No. 333-33607
                                                                     Rule 497(e)

                        SUPPLEMENT DATED JUNE 30, 1998
                  TO THE STATEMENT OF ADDITIONAL INFORMATION
              DATED NOVEMBER 24, 1997, AS UPDATED JANUARY 14,1998


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                          NUVEEN INVESTMENT TRUST II
                  NUVEEN RITTENHOUSE GROWTH FUND (the "Fund")

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     Effective June 30, 1998, the following are changes to the Statement of
Additional Information relating to the purchase of shares of the Fund:

     1. The minimum purchase amount described on page B-27 for Class R shares of the Fund has been increased from $1 million to $2.5 million.

     2. For purposes of purchasing Class A Shares of the Fund at net asset value without a sales charge, the eligibility requirements for employer-sponsored qualified defined contribution retirement plans described on page B-26 have been modified. The number of employees required to allow a plan to participate has been decreased from 200 employees to 25 employees, and the initial purchase amount of an eligible plan has been reduced from $1 million to $500,000.

                                                              File No. 333-33607
                                                                     Rule 497(e)

                        SUPPLEMENT DATED JUNE 30, 1998
                               TO THE PROSPECTUS
             DATED NOVEMBER 24, 1997, AS UPDATED JANUARY 14, 1998


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                          NUVEEN INVESTMENT TRUST II
                  NUVEEN RITTENHOUSE GROWTH FUND (the "Fund")

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     Effective June 30, 1998, the following are changes to the Prospectus relating to the purchase of shares of the Fund:

     (1) For purposes of rights of accumulation sales charge reductions for Class A share purchases described on page 9, an investor may also include the value on the purchase date of previously purchased shares of Nuveen exchange-traded funds to determine the appropriate volume discount.

     (2) The minimum purchase amount described on page 11 for Class R shares of the Fund has been increased from $1 million to $2.5 million.